Loans, allowance for loan losses and credit quality - Impaired loans details (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Recorded investment
Recorded investment, with a specific allowance	SFr 1,714	SFr 1,470
Recorded investment, without specific allowance	412	722
Gross impaired loans	2,126	2,192
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,609	1,378
Unpaid principal balance, without specific allowance	412	722
Unpaid principal balance	2,021	2,100
Associated specific allowance	609	608
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,107	941
Recorded investment, without specific allowance	336	574
Gross impaired loans	1,443	1,515
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,058	899
Unpaid principal balance, without specific allowance	336	574
Unpaid principal balance	1,394	1,473
Associated specific allowance	464	462
Corporate and institutional | Real estate
Recorded investment
Recorded investment, with a specific allowance	120	82
Recorded investment, without specific allowance	37	40
Gross impaired loans	157	122
Unpaid principal balance
Unpaid principal balance, with a specific allowance	111	73
Unpaid principal balance, without specific allowance	37	40
Associated specific allowance	11	10
Corporate and institutional | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	939	773
Recorded investment, without specific allowance	299	534
Gross impaired loans	1,238	1,307
Unpaid principal balance
Unpaid principal balance, with a specific allowance	900	742
Unpaid principal balance, without specific allowance	299	534
Associated specific allowance	416	401
Corporate and institutional | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	48	86
Recorded investment, without specific allowance	0	0
Gross impaired loans	48	86
Unpaid principal balance
Unpaid principal balance, with a specific allowance	47	84
Unpaid principal balance, without specific allowance	0	0
Associated specific allowance	37	51
Consumer
Recorded investment
Recorded investment, with a specific allowance	607	529
Recorded investment, without specific allowance	76	148
Gross impaired loans	683	677
Unpaid principal balance
Unpaid principal balance, with a specific allowance	551	479
Unpaid principal balance, without specific allowance	76	148
Unpaid principal balance	627	627
Associated specific allowance	145	146
Consumer | Mortgages
Recorded investment
Recorded investment, with a specific allowance	317	278
Recorded investment, without specific allowance	75	144
Gross impaired loans	392	422
Unpaid principal balance
Unpaid principal balance, with a specific allowance	299	262
Unpaid principal balance, without specific allowance	75	144
Associated specific allowance	30	21
Consumer | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	122	77
Recorded investment, without specific allowance	0	1
Gross impaired loans	122	78
Unpaid principal balance
Unpaid principal balance, with a specific allowance	108	63
Unpaid principal balance, without specific allowance	0	1
Associated specific allowance	22	35
Consumer | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	168	174
Recorded investment, without specific allowance	1	3
Gross impaired loans	169	177
Unpaid principal balance
Unpaid principal balance, with a specific allowance	144	154
Unpaid principal balance, without specific allowance	1	3
Associated specific allowance	SFr 93	SFr 90